Provisions, income tax liabilities and other liabilities - Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	€ 943	€ 1,260	€ 1,125
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	12,175	12,456	13,094
Fair value of plan assets	9,651	9,358	9,651
Effect of asset ceiling	(15)	(1)	(1)
Net amount shown in the balance sheet at end of period	2,539	3,099	3,444
France
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	614	889	694
France | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,657	1,778	1,849
Fair value of plan assets	838	906	956
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	819	872	893
Germany | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	3,576	3,580	3,470
Fair value of plan assets	2,808	2,661	2,516
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	768	919	954
USA | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,099	2,091	2,948
Fair value of plan assets	1,127	1,077	1,774
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	972	1,014	1,174
UK | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	3,414	3,561	3,388
Fair value of plan assets	3,629	3,536	3,258
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	(215)	25	130
Other
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	329	371	431
Other | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,429	1,446	1,439
Fair value of plan assets	1,249	1,178	1,147
Effect of asset ceiling	(15)	(1)	(1)
Net amount shown in the balance sheet at end of period	€ 195	€ 269	€ 293